Note 15 - Intangible - Intangible Assets by Location (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	R$ 6,329.0	R$ 5,653.3
Intangible assets in Argentina [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	1,917.1	1,523.0
Intangible assets in Bolivia [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	956.7	890.9
Intangible assets in Brazil [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	0.0	3.3
Intangible assets in Canada [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	235.2	218.5
Intangible assets in Chile [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	84.8	94.4
Intangible assets in Luxembourg [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	339.6	339.6
Intangible assets in Paraguay [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	616.3	568.4
Intangible assets in the Dominican Republic [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	1,670.4	1,534.9
Intangible assets in Panama [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	383.8	357.4
Intangible assets in Uruaguay [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	R$ 125.1	R$ 122.9